Note 8 - Equity Transactions (Details Textual)					1 Months Ended			3 Months Ended			4 Months Ended	9 Months Ended		12 Months Ended
	Aug. 27, 2020 USD ($) $ / shares shares	Apr. 24, 2020 USD ($) $ / shares	May 31, 2019 USD ($) $ / shares shares	May 23, 2018 shares	Jan. 30, 2019 USD ($)	Apr. 30, 2018 USD ($) $ / shares shares	Apr. 30, 2014	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Mar. 30, 2018 USD ($)	Apr. 30, 2018 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares	May 22, 2018 shares	Oct. 31, 2017 shares
Share-based Payment Arrangement, Expense | $								$ 5,320	$ 97,250			$ 19,380	$ 159,380	$ 168,120	$ 83,420
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)															0
Proceeds from Issuance of Private Placement | $	$ 2,831,114									$ 74,983
Common Stock, Shares Authorized (in shares)				500,000,000				500,000,000				500,000,000		500,000,000	500,000,000		100,000,000
Conversion of Preferred Stock to Common Stock, Number of Shares Issued Per Share Converted (in shares)				400
Increase (Decrease) in Number of Common Shares Outstanding (in shares)				14,240,000
Equity Units, Number of Common Shares in Each Unit (in shares)															1
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs | $														$ 7,120,000
Series B Preferred Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)																		400
Scarsdale Agreement Warrants [Member]
Term of Warrant (Year)											7 years
Class of Warrant or Right, Percentage of Securities Issued Called by Warrants or Rights							6.00%
Class of Warrant or Right, Exercise Price, Percentage of Offering Price							100.00%
Warrants Issued with Units [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						400					400
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 0.30			$ 0.25					$ 0.25
Warrants To Purchase Common Stock [Member]
Term of Warrant (Year)															7 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								91,854,716				91,854,716
Warrants Issued to Placement Agent in Connection with Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			1,359,000
Warrants to Purchase Units Sold in May 2016 Private Placement [Member]
Term of Warrant (Year)														7 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								480,000				480,000		480,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 0.25				$ 0.25		$ 0.25
Warrants to Purchase Units Sold in February 2017 Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								164,074				164,074		164,074
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 0.35				$ 0.35		$ 0.35
Warrants to Purchase Units Sold in October 2017 Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								600				600		600
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 100				$ 100		$ 100
Financial Advisory and Exclusive Placement Agent Agreement [Member] | Scarsdale [Member]
Private Placement Fee, Percentage of Proceeds							6.00%
Private Placement [Member]
Equity Units, Number of Series B Convertible Preferred Stock in Each Unit (in shares)						1					1
Term of Warrant (Year)											7 years
Equity Units Issued During Period, Shares, New Issues (in shares)	28,311,140		29,770,000			20,100									3,519,963
Share Price (in dollars per share) | $ / shares						$ 100					$ 100				$ 0.65
Proceeds from Issuance of Private Placement | $		$ 2,000,000	$ 7,442,500		$ 130,063	$ 2,010,000									$ 2,342,034
Payment for Cash Fee | $															$ 50,000
Equity Units, Number of Common Shares in Each Unit (in shares)	1		1
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 0.10	$ 0.10	$ 0.25
Equity Units, Number of Warrants in Each Unit			1
Payments of Stock Issuance Costs | $			$ 452,900
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs | $			$ 6,989,600
Private Placement [Member] | Series B Preferred Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)						400					400
Employees [Member]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)														450,000
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture | $														$ 87,750
Director [Member]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)														241,666
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture | $														$ 109,908
Board Members and Officers [Member]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)														344,000
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture | $														$ 158,670
Share Based Payment Arrangement By Share Based Compensation Arrangement, Deferred Compensation, Shares Acrrued (in shares)															172,000	172,000